                                     [LOGO]

                               MERRIMAC CASH FUND
                                 Annual Report
                               December 31, 2001

[LOGO]

January 31, 2002

Dear Shareholder:

We are pleased to provide you with the 2001 Annual Report for the Merrimac Cash Fund. The Merrimac Cash Fund is a feeder fund and invests all of its assets in a master portfolio, the Merrimac Cash Portfolio, rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and the Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The Federal Reserve Open Market Committee opened the year 2001 with a surprise meeting to lower the short-term interest rate and followed that action with ten more rate reductions over the course of the year. The first committee action of 2002, a decision to make no rate adjustment, was seen as a positive sign that the recessionary economy may finally be responding to the Fed actions.

The Premium Class of the Merrimac Cash Fund had a total return of 4.31% for the year, making it again one of the top performing institutional money market funds. We commend Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, for achieving excellent investment results again this year.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.

    Very truly yours,

/s/ Paul J. Jasinski

    Paul J. Jasinski

    President

   200 Clarendon Street - Boston, Massachusetts - 02116 - 888.MERRIMAC - FAX:
                                  617.587.4402
         MAILING ADDRESS: P.O. Box 9130 - Boston Massachusetts - 02117

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $ 955,961,031
    Prepaid expenses                                       16,029
                                                    -------------
        Total assets                                  955,977,060
                                                    -------------
LIABILITIES
    Distributions payable to shareholders               2,004,820
    Accrued expenses                                       78,490
                                                    -------------
        Total liabilities                               2,083,310
                                                    -------------
NET ASSETS                                          $ 953,893,750
                                                    =============
NET ASSETS CONSIST OF:
    Paid in capital                                 $ 954,007,791
    Accumulated net realized loss on investments         (114,041)
                                                    -------------
        Total net assets                            $ 953,893,750
                                                    =============
TOTAL NET ASSETS
    Premium Class                                   $ 953,891,845
                                                    =============
    Institutional Class                             $       1,905
                                                    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                     953,996,130
                                                    =============
    Institutional Class                                     1,905
                                                    =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                          $  45,173,901
    Expenses                                           (1,853,264)
                                                    -------------
        Net investment income from Portfolio           43,320,637
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                        104,805
    Audit                                                  34,352
    Legal                                                  15,459
    Printing                                               10,306
    Amortization of organization expenses (Note 1)         12,373
    Insurance                                              20,611
    Trustees fees and expenses                             13,741
    Miscellaneous                                          30,881
                                                    -------------
        Total expenses common to all classes              242,528
    Shareholder servicing fee-Institutional Class               6
                                                    -------------
        Total Expenses                                    242,534
                                                    -------------
NET INVESTMENT INCOME                                  43,078,103
                                                    -------------
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                42,031
                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $  43,120,134
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                          --------------------------------
                                               2001             2000
                                          ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $   43,078,103   $   45,714,843
    Net realized gain (loss) allocated
     from Portfolio                               42,031          (40,145)
                                          --------------   --------------
        Net increase in net assets from
        operations                            43,120,134       45,674,698
                                          --------------   --------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                            (43,077,997)     (45,663,043)
    Institutional Class                             (106)         (51,800)
                                          --------------   --------------
        Total dividends declared             (43,078,103)     (45,714,843)
                                          --------------   --------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold              4,272,607,000    3,725,957,727
    Proceeds from dividends reinvested        13,783,031       16,357,056
    Payment for shares redeemed           (3,940,937,653)  (3,945,665,744)
                                          --------------   --------------
        Net increase (decrease) in net
        assets derived from share
        transactions                         345,452,378     (203,350,961)
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS        345,494,409     (203,391,106)
NET ASSETS
    Beginning of period                      608,399,341      811,790,447
                                          --------------   --------------
    End of period (including
     undistributed net investment income
     of $9,756 and $0 for 2000 and 2001,
     respectively)                        $  953,893,750   $  608,399,341
                                          ==============   ==============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 PREMIUM CLASS
                           ----------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------------
                              2001        2000        1999        1998        1997
                           ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF YEAR        $    1.000  $    1.000  $    1.000  $    1.000  $    1.000
  Net investment income         0.042       0.063       0.051       0.055       0.055
  Dividends from net
    investment income          (0.042)     (0.063)     (0.051)     (0.055)     (0.055)
                            ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF
  YEAR                     $    1.000  $    1.000  $    1.000  $    1.000  $    1.000
                           ==========  ==========  ==========  ==========  ==========
TOTAL RETURN(1)                  4.31%       6.52%       5.26%       5.59%       5.64%
ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA
  Net expenses                   0.20%       0.21%       0.21%       0.16%       0.18%
  Net investment income          4.12        6.32        5.13        5.46        5.49
  Net expenses before
    waiver                         --          --          --        0.20        0.21
  Net assets, end of year
    (000s omitted)         $  953,892  $  608,384  $  808,103  $  655,049  $1,119,556

                                              INSTITUTIONAL CLASS
                           ----------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------------
                              2001        2000        1999        1998        1997
                           ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF YEAR        $    1.000  $    1.000  $    1.000  $    1.000  $    1.000
  Net investment income         0.040       0.061       0.049       0.052       0.052
  Dividends from net
    investment income          (0.040)     (0.061)     (0.049)     (0.052)     (0.052)
                            ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF
  YEAR                     $    1.000  $    1.000  $    1.000  $    1.000  $    1.000
                           ==========  ==========  ==========  ==========  ==========
TOTAL RETURN(1)                  4.05%       6.25%       4.99%       5.33%       5.37%
ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA
  Net expenses                   0.45%       0.46%       0.46%       0.41%       0.43%
  Net investment income          4.21        6.07        4.88        5.21        5.24
  Net expenses before
    waiver                         --          --          --        0.45        0.46
  Net assets, end of year
    (000s omitted)         $        2  $       15  $    3,688  $    9,857  $  198,427

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2001 the investment by the Fund represents ownership of a proportionate interest of 19.15% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

       For the years ended December 31, 2001 and 2000, there were no significant differences between the book basis and tax basis character of distributions to shareholders. Additionally, at year end, there were no significant differences between the book basis and tax basis of the components of net assets.

     D. DEFERRED ORGANIZATION

       Expense costs incurred by the Fund in connection with its organization and initial registration were being amortized on a straight-line basis over a five year period beginning at the commencement of operations. At December 31, 2001, all such costs were fully amortized.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

       annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for year ended December 31, 2001 aggregated $4,286,390,031 and $3,985,706,253 respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                 PREMIUM CLASS              INSTITUTIONAL CLASS
                                         ------------------------------  --------------------------
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2001            2000           2001          2000
                                         ------------------------------  --------------------------
         Shares sold...................  4,272,607,000   3,724,998,794            --       958,933
         Shares reinvested.............     13,782,612      16,286,769           419        70,287
         Shares redeemed...............  (3,940,923,952) (3,940,962,969)     (13,701)   (4,702,775)
                                         --------------  --------------  -----------   -----------
         Net increase (decrease) in
           shares......................  345,465,660     (199,677,406)       (13,282)   (3,673,555)
                                         ==============  ==============  ===========   ===========

       At December 31, 2001, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 68% and 22%, respectively, of the Cash Fund's outstanding shares.

(7)   FEDERAL TAX INFORMATION

       At December 31, 2001, the Fund had available as capital loss carryforwards of $75,593 and $38,448 expiring in 2007 and 2008, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
and Shareholders of Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 8, 2002

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                 YIELD TO                     PAR
                                                 MATURITY      MATURITY      VALUE          VALUE

------------------------------------------------------------------------------------------------------

VARIABLE RATE NOTES* - 32.1%
American Honda Finance Corporation...........      2.14%       02/08/02   $100,000,000  $  100,000,000
                                 ............      2.01        03/06/02     30,000,000      30,000,000
Bank One Corporation.........................      2.31        02/05/02     25,000,000      25,008,923
Bear Stearns Companies, Inc..................   1.89 - 2.17    01/02/02    110,000,000     110,024,187
                         ....................      2.81        01/11/02     10,000,000      10,028,720
                         ....................      2.40        02/05/02     12,140,000      12,147,695
                         ....................      3.32        03/12/02     15,000,000      15,000,000
BMW U.S. Capital Corporation.................      1.93        01/23/02     75,000,000      75,000,000
Canadian Imperial Bank of Commerce NY........      1.79        01/02/02      6,500,000       6,497,695
Caterpillar Financial Services Corporation...      2.53        02/01/02     20,000,000      20,037,961
                                    .........      2.22        02/11/02      8,700,000       8,701,139
                                    .........      2.30        02/21/02     20,000,000      20,013,207
Citigroup, Inc...............................      1.91        01/14/02     25,000,000      25,000,000
Countrywide Credit Industries, Inc...........      2.05        01/02/02     25,000,000      25,000,000
                              ...............      2.05        03/22/02     30,000,000      29,995,490
Credit Suisse First Boston...................      1.84        01/02/02     14,000,000      14,021,684
                      .......................      1.92        01/14/02     92,000,000      92,000,000
Dominion Virginia Power......................      2.05        03/22/02     25,500,000      25,505,992
Donaldson, Lufkin & Jenrette, Inc............      2.21        01/02/02     15,000,000      15,014,856
                              ...............      2.44        02/22/02     10,000,000      10,025,534
                              ...............      2.24        03/15/02     15,000,000      15,011,251
First Tennessee Bank.........................      1.95        03/05/02     40,000,000      40,000,000
First Union National Bank....................      1.74        01/02/02     60,000,000      60,000,000
FleetBoston Financial Corporation............      2.63        01/28/02      5,000,000       5,008,635
Goldman Sachs Group, Inc.....................      1.94        03/21/02     35,000,000      35,000,000
Goldman Sachs Group, Inc. Promissory Note+...      2.03        01/02/02     25,000,000      25,000,000
Household Finance Corporation................   1.89 - 1.98    01/02/02     59,000,000      59,010,541
                            .................      1.97        01/16/02     10,000,000      10,000,000
                            .................      2.05        03/26/02     17,000,000      17,013,186
Key Bank N.A.................................      2.22        01/07/02     25,000,000      24,993,708
             ................................   1.98 - 2.03    01/16/02     80,000,000      80,030,660
             ................................      2.03        03/18/02     32,090,000      32,108,556
Lehman Brothers Holdings, Inc................      3.50        01/02/02     30,000,000      30,067,014
                            .................      2.08        01/03/02     50,000,000      50,165,250
                            .................      2.48        03/12/02     28,900,000      29,052,160
Links Securities LLC.........................      1.93        01/28/02     30,000,000      30,000,000
Merrill Lynch & Co., Inc.....................      2.07        01/02/02     10,000,000      10,001,667
Morgan Stanley, Dean Witter & Co.............      1.64        01/02/02     25,000,000      25,000,000
                               ..............      1.96        01/15/02     10,000,000      10,000,000
National City Corporation....................      1.77        01/02/02     15,000,000      15,003,438
PNC Bank NA..................................      2.10        01/11/02      7,000,000       7,001,927
Salomon Smith Barney Holdings, Inc...........      2.65        01/23/02     14,400,000      14,425,463
SBC Communications, Inc......................      1.84        03/14/02     10,000,000      10,005,345
Sigma Finance Corporation....................   1.66 - 2.62    01/02/02    105,000,000     104,999,588
Syndicated Loan Fund Trust...................      1.79        01/02/02     40,000,000      40,000,000
Toyota Motor Credit Corporation..............      1.80        01/02/02     75,000,000      74,993,080
U.S. Bancorp.................................      2.01        01/16/02     20,000,000      20,009,707
Verizon Global Funding Corporation...........      1.99        03/21/02     12,500,000      12,501,769
Wells Fargo Bank NA..........................      1.82        01/02/02     45,000,000      45,000,000
                                                                                        --------------
                                                                                         1,600,426,028
                                                                                        --------------
COMMERCIAL PAPER - 27.3%
American Home Products Corporation...........      2.35        01/25/02     25,000,000      24,960,833
                                  ...........      2.20        01/28/02     30,000,000      29,950,500
                                  ...........      2.35        01/30/02     30,000,000      29,943,209
                                  ...........      2.27        02/15/02     30,000,000      29,914,875
                                  ...........      2.17        02/19/02     15,660,000      15,613,746
                                  ...........      2.00        03/08/02     40,000,000      39,853,333

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                 YIELD TO                     PAR
                                                 MATURITY      MATURITY      VALUE          VALUE

------------------------------------------------------------------------------------------------------
Amstel Funding Corporation...................      2.28%       01/24/02   $ 50,000,000  $   49,927,167
                         ....................      2.09        02/13/02     20,000,000      19,950,072
                         ....................      1.94        06/04/02     40,000,000      39,668,045
Baxter International, Inc....................      2.47        01/14/02     20,000,000      19,982,161
Caisse Nationale Des Caisses D'Epargne.......      2.57        03/04/02     40,000,000      39,822,956
Danske Corporation...........................      3.79        03/11/02     20,000,000      19,854,718
Deer Park Refining L.P.......................      2.52        02/08/02     25,000,000      25,000,000
                    .........................      1.88        04/08/02     35,000,000      35,000,000
                    .........................      1.92        05/07/02     25,000,000      25,000,000
Dow Jones & Company, Inc.....................      3.37        03/04/02     16,785,000      16,687,581
Equilon Enterprises LLC......................      1.75        01/25/02     20,000,000      19,976,667
Fairway Finance Corporation..................      1.90        01/14/02      8,000,000       7,994,511
                         ....................      3.49        01/22/02     15,000,000      14,973,633
                         ....................      2.30        03/14/02     35,000,000      34,839,000
                         ....................      1.90        06/24/02     15,000,000      14,862,250
First Express Funding Corporation............      1.85        01/17/02     24,175,000      24,155,123
General Electric Capital Corporation.........      2.75        01/16/02     25,000,000      24,971,354
                                .............      2.75        02/14/02     15,000,000      14,949,583
                                .............      2.32        03/07/02     10,000,000       9,958,111
                                .............      2.72        03/27/02     25,000,000      24,839,445
                                .............   2.42 - 2.72    05/07/02     45,000,000      44,597,850
Goldman Sachs Group, Inc.....................      1.75        01/02/02     35,000,000      34,998,299
Hatteras Funding Corporation.................      1.88        01/25/02     25,000,000      24,968,667
High Peak Funding LLC........................      2.55        02/21/02     15,000,000      14,945,812
                     ........................      1.92        03/06/02     30,000,000      29,897,600
                     ........................      2.00        03/11/02     25,000,000      24,904,167
                     ........................      2.00        03/20/02     50,000,000      49,783,333
                     ........................      2.07        03/25/02     20,000,000      19,904,550
Mass College of Pharmacy and Allied Health
  Sciences...................................      1.80        02/14/02     14,618,000      14,585,840
Monsanto Company.............................      2.30        06/25/02     20,000,000      19,776,389
                 ............................      2.30        06/28/02     25,000,000      24,715,694
                 ............................   2.27 - 2.28    07/09/02     35,000,000      34,582,363
Motiva Enterprises, LLC+.....................      1.88        02/08/02     25,000,000      24,950,389
Oglethorpe Power Corporation.................      2.55        01/29/02     28,000,000      27,944,466
                           ..................      2.20        02/19/02     25,720,000      25,642,983
Prudential Funding LLC.......................      1.80        01/11/02     20,799,000      20,788,600
Sara Lee Corporation.........................      2.00        01/09/02     10,935,000      10,930,747
                   ..........................      2.02        02/08/02     24,000,000      23,948,827
SBC Communications, Inc.+....................      2.36        01/17/02     45,000,000      44,952,800
Sigma Finance Corporation....................      3.37        05/10/02     15,000,000      14,818,863
Stanley Works+...............................   1.86 - 1.90    02/08/02     39,250,000      39,172,338
UBS Finance Delaware.........................      1.70        01/02/02     50,000,000      49,997,639
USA Education, Inc...........................      1.75        01/02/02     21,000,000      20,998,979
Westways Funding I Limited...................      2.07        02/14/02     20,000,000      19,949,400
Westways Funding II Limited..................      2.38        01/07/02     25,000,000      24,990,083
Westways Funding V Limited...................      2.00        02/26/02     25,000,000      24,922,222
                                                                                        --------------
                                                                                         1,364,317,773
                                                                                        --------------
CORPORATE DEBT - 15.5%
Associates First Capital Corporation.........      4.97        02/15/02     10,000,000      10,006,364
                               ..............      2.35        07/15/02      8,000,000       8,149,605
Bank of America Corporation..................      2.31        04/03/02      9,800,000       9,923,855
Bank One Corporation.........................      4.76        03/25/02     15,000,000      15,075,153
                    .........................      3.63        08/01/02     36,850,000      37,431,991
BankBoston Corporation.......................      4.89        03/15/02     17,500,000      17,542,679
Bear Stearns Companies, Inc..................      5.44        02/01/02      4,750,000       4,761,073
                         ....................      5.22        02/12/02     15,000,000      15,000,000
                         ....................      4.75        04/19/02     20,000,000      20,000,000
                         ....................   2.64 - 6.50    08/01/02     31,360,000      31,883,233

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                 YIELD TO                     PAR
                                                 MATURITY      MATURITY      VALUE          VALUE

------------------------------------------------------------------------------------------------------
Beta Finance, Inc............................      2.50%       10/15/02   $ 30,000,000  $   30,000,000
CitiFinancial Credit Company.................      3.78        07/01/02      5,000,000       5,065,149
Deere & Company..............................      5.27        03/12/02      5,000,000       5,027,827
Donaldson, Lufkin & Jenrette, Inc............      4.70        04/01/02     22,980,000      23,045,122
Firstar Bank NA..............................      4.50        04/18/02     20,000,000      19,994,239
              ...............................      3.79        07/15/02     16,000,000      16,227,411
General Electric Capital Corporation.........      3.96        03/01/02     11,000,000      11,053,299
                                .............      2.51        10/08/02     10,000,000      10,303,392
General Electric Company.....................      2.14        10/01/02     25,000,000      25,843,222
Goldman Sachs Group, Inc.....................      2.37        07/15/02     23,388,000      23,913,264
GTE Corporation..............................      2.88        08/14/02      5,000,000       5,111,814
GTE South, Inc...............................      2.24        08/01/02      6,700,000       6,846,764
Heller Financial, Inc........................      2.09        07/22/02      7,205,000       7,379,943
                  ...........................      2.15        08/23/02     21,955,000      22,702,638
International Lease Finance Corporation......   3.70 - 5.95    01/15/02     14,350,000      14,352,860
                                   ..........      3.86        04/01/02     10,000,000      10,052,123
                                   ..........      4.03        05/01/02     10,000,000      10,051,408
                                   ..........      4.66        05/15/02     10,000,000      10,048,661
John Deere Capital Corporation...............      2.27        02/06/02     20,000,000      20,003,858
                            .................      2.00        03/21/02     20,000,000      19,999,347
Lehman Brothers Holdings, Inc................      4.61        03/01/02     20,500,000      20,638,531
Links Securities LLC.........................      4.29        05/28/02     20,000,000      20,000,000
                  ...........................      2.18        11/15/02     25,000,000      24,960,625
Merrill Lynch & Co., Inc.....................      3.89        04/15/02     17,000,000      17,086,663
Morgan Stanley, Dean Witter & Co.............      2.48        08/01/02      8,500,000       8,690,162
National City Bank of Indiana................      2.30        12/20/02     50,000,000      50,000,000
Salomon, Inc.................................      4.32        05/15/02     20,000,000      20,218,086
SBC Communications, Inc......................      2.57        05/01/02      9,685,000       9,836,892
                       ......................      4.25        06/05/02     25,000,000      25,000,000
Sigma Finance Corporation....................      4.65        04/22/02     15,000,000      15,000,000
                        .....................      4.19        05/09/02     20,000,000      20,008,206
Suntrust Banks, Inc..........................      3.96        07/01/02     10,000,000      10,167,535
Target Corporation...........................      3.49        07/01/02      8,600,000       8,862,911
Texaco Capital, Inc..........................      3.77        01/16/02      5,000,000       5,007,072
Wal-Mart Stores, Inc.........................      3.78        08/01/02     15,000,000      15,265,923
Wells Fargo & Company........................      3.44        09/03/02     36,000,000      36,724,997
                                                                                        --------------
                                                                                           774,263,897
                                                                                        --------------
PROMISSORY NOTES - 1.7%
Goldman Sachs Group, Inc. Promissory Note+...      4.17        02/15/02     15,000,000      15,000,000
                                       +.....      3.99        04/02/02     20,000,000      20,000,000
                                       +.....      2.58        05/24/02     25,000,000      25,000,000
                                       +.....      2.13        06/10/02     25,000,000      25,000,000
                                                                                        --------------
                                                                                            85,000,000
                                                                                        --------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 6.3%
Federal Home Loan Bank.......................      3.52        01/23/02      5,000,000       5,005,061
                      .......................      3.00        10/11/02     30,000,000      30,000,000
                      .......................      2.67        10/25/02     25,000,000      25,000,000
                      .......................      2.57        11/01/02     20,000,000      20,000,000
                      .......................      2.26        12/27/02     20,000,000      20,000,000
Federal Home Loan Mortgage Corporation.......      1.50        01/02/02     88,660,000      88,656,306
                                      .......      2.17        06/28/02     10,000,000       9,892,706
                                      .......      1.92        09/13/02     10,000,000       9,864,000
                                      .......      1.97        09/25/02     17,428,000      17,173,362
Federal National Mortgage Association........      1.50        01/02/02     69,344,000      69,341,111
                                  ...........      2.05        03/01/02     20,000,000      19,932,806
                                                                                        --------------
                                                                                           314,865,352
                                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                 YIELD TO                     PAR
                                                 MATURITY      MATURITY      VALUE          VALUE

------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 0.2%
Student Loan Marketing Association...........      2.65%       10/25/02   $ 10,000,000  $   10,000,000
                                                                                        --------------
CERTIFICATES OF DEPOSIT - 4.1%
Associated Banc-Corp, Green Bay..............      3.81        02/19/02     25,000,000      25,000,333
                             ................      3.46        03/04/02     20,000,000      20,000,338
Deutsche Bank NY.............................      2.36        11/04/02     50,000,000      50,000,000
First Tennessee Bank.........................      4.26        04/29/02     25,000,000      25,000,000
SouthTrust Bank NA...........................      2.10        04/10/02     25,000,000      25,000,000
                  ...........................      1.92        04/16/02     15,000,000      15,016,367
                  ...........................      3.74        04/22/02     25,000,000      25,006,570
                  ...........................      4.15        04/29/02     17,000,000      17,006,476
                                                                                        --------------
                                                                                           202,030,084
                                                                                        --------------
TIME DEPOSITS - 0.5%
National City Bank...........................      1.00        01/02/02     25,000,000      25,000,000
                                                                                        --------------
TAXABLE MUNICIPAL OBLIGATIONS - 0.4%
Connecticut State............................      5.15        01/15/02      7,100,000       7,104,854
New Jersey State.............................      2.55        05/01/02     14,180,000      14,200,594
                                                                                        --------------
                                                                                            21,305,448
                                                                                        --------------
YANKEE NOTES - 0.4%
Quebec Province..............................      2.41        07/15/02     20,000,000      20,536,074
                                                                                        --------------

                                                                             SHARES
                                                                          ------------
MUTUAL FUNDS - 5.2%
Blackrock Provident Institutional Temp
  Fund.......................................                              138,691,173     138,691,173
Dreyfus Cash Management Plus Fund............                              120,650,321     120,650,321
                                                                                        --------------
                                                                                           259,341,494
                                                                                        --------------

                                                                           PAR VALUE
                                                                          ------------
REPURCHASE AGREEMENTS - 7.0%
Goldman Sachs Repurchase Agreement, dated
12/31/01, with a maturity value of
$350,036,361, collateralized by Corporate
Commercial Paper with yields ranging from
1.94% to 4.16% and maturities ranging from
1/02/02 to 3/28/02, with an aggregate market
value of $368,058,476........................      1.87        01/02/02   $350,000,000     350,000,000
                                                                                        --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.7%                                            5,027,086,150

Other assets and liabilities, net - (0.7%)                                                 (34,993,070)
                                                                                        --------------

NET ASSETS - 100.0%                                                                     $4,992,093,080
                                                                                        ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                         $  4,677,086,150
    Repurchase agreements                                       350,000,000
    Cash                                                          1,823,859
    Interest receivable                                          25,270,417
    Prepaid expenses                                                 40,963
                                                           ----------------
        Total assets                                          5,054,221,389
                                                           ----------------
LIABILITIES
    Management fee payable (Note 2)                                 698,853
    Payable for securities purchased                             61,402,372
    Accrued expenses                                                 27,084
                                                           ----------------
        Total liabilities                                        62,128,309
                                                           ----------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                                $  4,992,093,080
                                                           ================

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                          $ 125,190,942
                                                    -------------
FUND EXPENSES
    Management fees (Note 2)                            5,328,983
    Audit                                                  30,992
    Transaction fees                                        9,298
    Legal                                                  24,793
    Amortization of organization expenses (Note 1)         10,752
    Insurance                                              20,145
    Trustees fees and expenses                             30,992
    Miscellaneous                                          63,641
                                                    -------------
        Total expenses                                  5,519,596
                                                    -------------

NET INVESTMENT INCOME                                 119,671,346
                                                    -------------

NET REALIZED GAIN ON INVESTMENTS                          140,072
                                                    -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 119,811,418
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                             2001                   2000
                                                      -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                              $   119,671,346        $    71,285,726
    Net realized gain (loss) on investments                    140,072                (67,381)
                                                       ---------------        ---------------
        Net increase in net assets from operations         119,811,418             71,218,345
                                                       ---------------        ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    Contributions                                       19,654,580,405          6,903,675,906
    Withdrawals                                        (15,880,302,876)        (6,958,383,427)
                                                       ---------------        ---------------
        Net increase (decrease) from investors'
          transactions                                   3,774,277,529            (54,707,521)
                                                       ---------------        ---------------
NET INCREASE IN NET ASSETS                               3,894,088,947             16,510,824
NET ASSETS
    Beginning of period                                  1,098,004,133          1,081,493,309
                                                       ---------------        ---------------
    End of period                                      $ 4,992,093,080        $ 1,098,004,133
                                                       ===============        ===============

    The accompanying notes are an integral part of the financial statements.

                 MERRIMAC CASH PORTFOLIO - FINANCIAL HIGHLIGHTS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------
                               2001          2000          1999          1998          1997
                           ------------  ------------  ------------  ------------  ------------
TOTAL RETURN (1)                   4.26%         6.34%         5.16%         5.49%         5.52%

ANNUALIZED RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                     0.18          0.19          0.19          0.15          0.16

  Net investment income            3.83          6.34          5.14          5.47          5.51

  Net expenses before
    waiver and
    reimbursements                   --            --            --          0.19          0.19

  Net assets, end of year
    (000s omitted)         $  4,992,093  $  1,098,004  $  1,081,493  $    793,200  $  1,384,848

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if its sub-adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Portfolio in connection with its organization and initial registration were being amortized on a straight-line basis over a five-year period beginning at the commencement of operations. At December 31, 2001, all such costs were fully amortized.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor its investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

       Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $34,557,197,824 and $30,643,473,354 respectively for the Cash Portfolio for the year ended December 31, 2001.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the year ended December 31, 2001.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]

Boston, Massachusetts
February 8, 2002

             BOARD OF TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio.

                                                                                                 NUMBER OF             OTHER
                           POSITIONS HELD                                                      PORTFOLIOS IN       TRUSTEE-SHIPS/
                           WITH MERRIMAC        TERM OF OFFICE                                  FUND COMPLEX        POSITION(S)
                          MASTER PORTFOLIO      AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY           HELD BY
 NAME ADDRESS AND AGE    AND MERRIMAC FUNDS     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)   TRUSTEE/OFFICER
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee             Since 1996            Private Investor July            13           Trustee of the
 200 Clarendon Street,                                             1997 -- present, Vice                         Merrimac Series
 Boston, Massachusetts                                             President and Principal,
 02116                                                             Triad Investment
 Age: 58                                                           Management Company
                                                                   (Registered Investment
                                                                   Adviser) July 1996 --
                                                                   May 1997.
 EDWARD F. HINES, JR.    Trustee             Since 1996            Partner 2001 -- present,         13           Trustee of the
 200 Clarendon Street,                                             Hines & Corley, Partner                       Merrimac Series
 Boston, Massachusetts                                             1977 -- 2001, Choate,
 02116                                                             Hall & Stewart.
 Age: 56                                                           Mr. Hines also serves as
                                                                   a profession trustee for
                                                                   several family trusts.
                                                                   In his capacity as
                                                                   trustee of certain of
                                                                   these trusts, Mr. Hines
                                                                   has retained the
                                                                   services of Investors
                                                                   Bank & Trust Company to
                                                                   provide custody services
                                                                   with respect to
                                                                   approximately $800
                                                                   million in assets.
 THOMAS E. SINTON        Trustee             Since 1996            Retired, Managing                13           Trustee of the
 200 Clarendon Street,                                             Director, Corporate                           Merrimac Series
 Boston, Massachusetts                                             Accounting Policy, April
 02116                                                             1993 -- October 1996 and
 Date of Birth: 8/26/32                                            Consultant, January
 Age: 69                                                           1993 -- March 1996,
                                                                   Bankers Trust Company.
 INTERESTED TRUSTEE AND OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee             Since 1996            Chairman and Chief               13           Trustee of the
 200 Clarendon Street,                                             Executive Officer June                        Merrimac Series
 Boston, Massachusetts                                             1996 -- present,
 02116                                                             Investors Financial
 Age: 50                                                           Services Corp.
 PAUL J. JASINSKI        President,          President since       Managing Director,               13           Holds the same
 200 Clarendon Street,   Treasurer and       1999, Treasurer and   Investors Bank & Trust                        positions with the
 Boston, Massachusetts   Chief Financial     Chief Financial       Company, 1990 --                              Merrimac Series
 02116                   Officer             Officer since 1996    present.
 Age: 54
 JOHN F. PYNE            Vice President and  Since 2000            Manager, Investors               13           Holds the same
 200 Clarendon Street,   Assistant                                 Bank & Trust Company                          positions with the
 Boston, Massachusetts   Treasurer                                 2000 -- present.                              Merrimac Series
 02116                                                             Assistant Treasurer,
 Age: 33                                                           State Street Bank
                                                                   1992 -- 2000.
 DONALD F. COOLEY        Vice President of   Since 2001            Vice President, Credit            8           Holds the same
 200 Clarendon Street,   the Merrimac Funds                        Suisse First Boston                           position with the
 Boston, Massachusetts   only                                      1999-2000. Vice                               Merrimac Series
 02116                                                             President, Citicorp
 Age: 38                                                           1988-1998.
 SUSAN C. MOSHER         Secretary           Since 1997            Senior Director                  13           Holds the same
 200 Clarendon Street,                                             2001-present, Director                        position with the
 Boston, Massachusetts                                             1995-2000, Mutual Fund                        Merrimac Series
 02116                                                             Administration -- Legal
 Age: 46                                                           Administration,
                                                                   Investors Bank & Trust
                                                                   Company.
 SANDRA I. MADDEN        Assistant           Since 1999            Senior Associate                 13           Holds the same
 200 Clarendon Street,   Secretary                                 Counsel, Mutual Fund                          position with the
 Boston, Massachusetts                                             Administration -- Legal                       Merrimac Series
 02116                                                             Administration,
 Age: 35                                                           Investors Bank & Trust
                                                                   Company, 1999 --
                                                                   present; Associate,
                                                                   Scudder Kemper
                                                                   Investments, Inc.,
                                                                   1996-1999.

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
(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by its board of trustees or shareholders.
(2)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2001.
(3) The Trustee and officers listed below are "interested persons" of the Merrimac Master Portfolio and the Merrimac Funds as defined in the Investment Company Act of 1940 Act, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

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